Fair Value Measurement- Quantitative Information about Level 3 Fair Value Measurements of Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Measurements, Recurring | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value of assets	$ 90		$ 139
Fair Value, Measurements, Nonrecurring
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value of assets	120		152
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value of assets	2		9
Securities available-for-sale | Fair Value, Measurements, Recurring | Level 3 | State and political subdivisions | Discounted Cash Flow
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value of assets	11
Fair value inputs, expected credit loss (percent)	2.00%
Trading Securities | Fair Value, Measurements, Recurring | Level 3 | Structured Foreign Exchange Swaptions | Option Pricing Model | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Correlation risk (percent)	0.00%	[1]
Volatility (percent)	15.00%
Trading Securities | Fair Value, Measurements, Recurring | Level 3 | Structured Foreign Exchange Swaptions | Option Pricing Model | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Correlation risk (percent)	25.00%	[1]
Volatility (percent)	16.00%
Trading Securities | Fair Value, Measurements, Recurring | Level 3 | Long-Term Foreign Exchange Options | Option Pricing Model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value of assets	6	[1]
Trading Securities | Fair Value, Measurements, Recurring | Level 3 | Equity Options | Option Pricing Model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value of assets	3	[1]
Trading Securities | Fair Value, Measurements, Recurring | Level 3 | Equity Options | Option Pricing Model | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Volatility (percent)	23.00%	[1]
Trading Securities | Fair Value, Measurements, Recurring | Level 3 | Equity Options | Option Pricing Model | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Volatility (percent)	24.00%	[1]
Loans Receivable | Fair Value, Measurements, Nonrecurring | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Cap rate (percent)	8.00%
Loans Receivable | Fair Value, Measurements, Nonrecurring | Level 3 | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Timing of sale	0 months
Loans Receivable | Fair Value, Measurements, Nonrecurring | Level 3 | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Timing of sale	12 months
Loans Receivable | Fair Value, Measurements, Nonrecurring | Level 3 | Discounted Cash Flow
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value of assets	$ 2
Loans Receivable | Fair Value, Measurements, Nonrecurring | Level 3 | Discounted Cash Flow | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Cost to complete/sell (percent)	0.00%
Loans Receivable | Fair Value, Measurements, Nonrecurring | Level 3 | Discounted Cash Flow | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Cost to complete/sell (percent)	238.00%

[1]	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.